United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/07

Check here if Amendment:  [  ]   Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          May 1, 2007

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      23
Form 13F Information Table Value Total:      $271,048
                                            (thousands)
List of Other Included Managers:  NONE
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

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE         AMOUNT    SOLE  INSTR. V OTHER   INSTR. V SOLE  SHARED  NONE
CARDINAL HEALTH          COM       14149Y108   17,487,000    239,699.00 X                                33,425  111,125   95,149
CH ROBINSON WORLDWIDE    COM       12541W209    7,221,000    150,275.00 X                                19,750   70,000   60,525
CHOICEPOINT              COM       170388102   39,769,000  1,062,489.00 X                               122,727  502,789  436,973
CINTAS CORP.             COM       172908105   17,739,000    491,379.00 X                                66,547  229,110  195,722
EBAY                     COM       278642103   16,715,000    504,211.00 X                                63,064  227,610  213,537
EXPRESS SCRIPTS          COM       302182100   33,351,000    413,161.00 X                                53,135  189,846  170,180
GLOBAL PAYMENTS          COM       37940X102    9,643,000    283,096.00 X                                36,975  131,526  114,595
IDEXX LABS               COM       45168D104    8,404,000     95,900.00 X                                12,825   44,375   38,700
INTERCONTINENTAL EXCHANG COM       45865V100    6,642,000     54,345.00 X                                 6,989   25,481   21,875
INTL SPEEDWAY CORP A     COM       460335201   10,339,000    199,964.00 X                                27,815   92,477   79,672
IRON MOUNTAIN            COM       462846106    9,462,000    362,082.00 X                                51,396  173,543  137,143
KOHLS CORP.              COM       500255104   10,393,000    135,656.00 X                                17,736   62,855   55,065
LAUREATE EDUCATION INC   COM       518613104   15,357,000    260,420.00 X                                34,678  123,392  102,350
NATL MEDICAL HLTH CARD   COM       636918302    2,430,000    156,939.00 X                                27,418   74,991   54,530
NAVIGATORS GROUP INC.    COM       638904102   13,505,000    269,167.00 X                                20,423  128,889  119,855
QUEST DIAGNOSTICS INC.   COM       74834L100   11,536,000    231,312.00 X                                28,375  108,351   94,586
STRAYER EDUCATION        COM       863236105    7,695,000     61,558.00 X                                 7,875   29,111   24,572
ZEBRA TECHNOLOGIES       COM       989207105   30,303,000    784,827.00 X                                99,596  357,897  327,334

LARGE CAP VALUE INDEX    MF        464287408      428,000      5,525.00 X                                          5,525        0
MSCI EAFI INDEX          MF        464287465    1,090,000     14,300.00 X                                         14,300        0
S&P 500 INDEX            MF        464287200      668,000      4,695.00 X                                          4,695        0
S&P MIDCAP 400 INDEX     MF        464287507      245,000      2,900.00 X                                          2,900        0
TWEEDY BROWN GLBL VAL    MF        901165100      626,000     19,390.00 X                                         19,390        0

TOTAL COMMON STOCK                            267,991,000

TOTAL MUTUAL FUNDS                              3,057,000

TOTAL COMMON STOCKS
AND MUTUAL FUNDS                              271,048,000

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